MERGER WITH THE FORMER GOLDEN OCEAN (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Apr. 29, 2015 USD ($)	Mar. 31, 2015 USD ($) company shares	Sep. 30, 2014 company	Apr. 30, 2014 company	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 07, 2014 USD ($) $ / shares	Dec. 31, 2012 USD ($) shares
Business Acquisition [Line Items]
Revenues							$ 190,238	$ 96,715	$ 37,546
Current portion of obligations under capital leases	$ 7,032		$ 7,032			$ 7,032	15,749	0
Other current liabilities	28,180		28,180			28,180	13,993	3,285
Liabilities	666,906		666,906			666,906	1,020,018	378,467
Unfavorable Charter Party Contracts, Current	1,567		1,567			1,567	674	0
Other Assets, Miscellaneous, Current	9,116		9,116			9,116	4,744	0
Restricted Cash and Investments, Noncurrent	31,552		31,552			31,552
Convertible Debt, Noncurrent	161,200		161,200			161,200
Marketable Securities	5,779		5,779			5,779
Cash, Cash Equivalents, and Federal Funds Sold	129,084		129,084			129,084
Restricted cash	2,448		2,448			2,448	351	0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	387,022		387,022			387,022
Favorable charter party contracts	$ 96,673		$ 96,673			$ 96,673	$ 74,547	$ 0
Common stock shares outstanding | shares	111,231,678		111,231,678			111,231,678	172,675,637	80,121,550
Number of SPCs acquired			12					13
Minimum percentage of shareholders voting in favor required for approval of the merger	75.00%		75.00%			75.00%
Value of announced consideration	$ 307,220		$ 307,220			$ 307,220				$ 482,300
Value of vested options in Former Golden Ocean	926		$ 926			$ 926
Consideration transferred	308,146
Bargain purchase gain arising on consolidation	$ 78,876						$ 78,876	$ 0	0
Share Price | $ / shares										$ 7.85
Number of vessels acquired upon the merger with the Former Golden Ocean	29		29			29
Number of independent broker valuations	2		2			2
Number of owned vessels in a joint venture	1		1			1	1
Refund of newbuilding installments		$ 40,100					$ 40,148	0	0
Other Assets, Current	$ 78,457		$ 78,457			$ 78,457
Favorable Charter Party Contracts, Current	30,417		30,417			30,417	28,829	0
Assets, Current	246,185		246,185			246,185	203,660	64,279
Liabilities, Current	76,174		76,174			76,174	80,034	34,779
Long-term Debt	391,717		391,717			391,717
Obligations under capital leases	31,405		31,405			31,405	17,531	0
Other long term liabilities	434		434			434	8,540	0
Unfavorable Charter Party Contracts, Non Current	5,976		5,976			5,976	5,470	0
Assets	1,053,928		1,053,928			1,053,928	2,178,667	1,262,740
Short-term debt and current portion of long-term debt	39,395		39,395			39,395
Newbuilding balance	12,030		12,030			12,030	338,614	323,340	26,706		$ 0
Vessels and equipment, net	632,997		632,997			632,997	1,488,205	852,665	262,747		$ 273,826
Vessels under capital leases, net	$ 14,029		$ 14,029			$ 14,029	8,354	0
Net (loss) income							(220,839)	16,253	3,530
Net loss from discontinued operations							0	(258)	(7,433)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest							$ (220,839)	$ 15,995	$ (3,903)
(Loss) earnings per share from continuing operations: basic and diluted (in dollars per share) | $ / shares							$ (1.46)	$ 0.31	$ 0.14
Loss per share from discontinued operations: basic and diluted (in dollars per share) | $ / shares							0.00	0.00	(0.29)
(Loss) earnings per share: basic and diluted (in dollars per share) | $ / shares							$ (1.46)	$ 0.30	$ (0.15)
Merger with former Golden Ocean [Member]
Business Acquisition [Line Items]
Revenues							$ 225,013	$ 318,722
Percentage of ownership acquired in the Former Golden Ocean	100.00%		100.00%			100.00%
Net (loss) income							(318,975)	41,138
Net loss from discontinued operations							0	$ (258)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ 40,880	$ (318,975)
(Loss) earnings per share from continuing operations: basic and diluted (in dollars per share) | $ / shares							$ (1.85)	$ 0.24
Loss per share from discontinued operations: basic and diluted (in dollars per share) | $ / shares							0.00	0.00
(Loss) earnings per share: basic and diluted (in dollars per share) | $ / shares							$ (1.85)	$ 0.24
Merger with former Golden Ocean [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued to former Golden Ocean | shares			0.13749
Business Combination, Number of Shares Issued net of cancellations | shares	61,443,959		61,443,959			61,443,959
Business Acquisition, Equity Interest Issued or Issuable, Basis for Determining Value | shares			1
Frontline 2012 [Member]
Business Acquisition [Line Items]
Number of SPCs acquired | company			12	13	5
Hemen Holdings Ltd [Member] | Merger with former Golden Ocean [Member]
Business Acquisition [Line Items]
Percentage ownership of total common stock outstanding in the Company before the merger	72.50%		72.50%			72.50%
Percentage ownership of total common stock outstanding in the Former Golden Ocean before the merger	41.00%		41.00%			41.00%
Percentage ownership of total common stock outstanding in the Company after the merger	62.00%		62.00%			62.00%
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Number of Shares Issued net of cancellations | shares	61,443,959		61,443,959			61,443,959		0
Business Combination, Number of Shares Canceled | shares	51,498		51,498			51,498
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Fractional shares [Member]
Business Acquisition [Line Items]
Business Combination, Number of Shares Canceled | shares	4,543		4,543			4,543
Common Stock [Member]
Business Acquisition [Line Items]
Common stock shares outstanding | shares							172,675,637	80,121,550	30,472,061		24,437,000
Golden Taurus, Golden Leo, Golden Libra and Golden Virgo [Member]
Business Acquisition [Line Items]
Number of newbuildings acquired upon the merger	4		4			4
Golden Lydernhorn and Golden Eclipse [Member]
Business Acquisition [Line Items]
Number of vessels under capital leases acquired upon the merger	2		2			2